Commitments and Contingencies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Disputed portion of MSA payment obligation
Year for which NPM Adjustment Calculated year one	2003
Year for which NPM Adjustment Calculated year two	2004
Year for which NPM Adjustment Calculated year three	2005
Year for which NPM Adjustment Calculated year four	2006
Year for which NPM Adjustment Calculated year five	2007
Year for which NPM Adjustment Calculated year six	2008
Year in which deduction from NPM may be taken year one	2006
Year in which deduction from NPM may be taken year two	2007
Year in which deduction from NPM may be taken year three	2008
Year in which deduction from NPM may be taken year four	2009
Year in which deduction from NPM may be taken year five	2010
Year in which deduction from NPM may be taken year six	2011
RJR Tobacco's approximate share of disputed NPM adjustment amount year one	$ 615
RJR Tobacco's approximate share of disputed NPM adjustment amount year two	562
RJR Tobacco's approximate share of disputed NPM adjustment amount year three	445
RJR Tobacco's approximate share of disputed NPM adjustment amount year four	419
RJR Tobacco's approximate share of disputed NPM adjustment amount year five	447
RJR Tobacco's approximate share of disputed NPM adjustment amount year six	477
2009 [Member]
Remaining States' Settlement
Annual Payments	8,004	[1]
Growers' Trust	295	[2]
Offset by federal tobacco buyout	(295)	[2]
Total	9,364
RAI's Operating Subsidiaries' Settlement Expenses and Payment Schedule
Settlement Expenses	2,540
Settlement cash payments	2,249
2009 [Member] | Mississippi [Member]
First Four States' Settlements
Annual Settlement Payment	136	[1]
2009 [Member] | Florida [Member]
First Four States' Settlements
Annual Settlement Payment	440	[1]
2009 [Member] | Texas [Member]
First Four States' Settlements
Annual Settlement Payment	580	[1]
2009 [Member] | Minnesota [Member]
First Four States' Settlements
Annual Settlement Payment	204	[1]
2010 [Member]
Remaining States' Settlement
Annual Payments	8,004	[1]
Growers' Trust	295	[2]
Offset by federal tobacco buyout	(295)	[2]
Total	9,364
RAI's Operating Subsidiaries' Settlement Expenses and Payment Schedule
Settlement Expenses	2,496
Settlement cash payments	2,519
2010 [Member] | Mississippi [Member]
First Four States' Settlements
Annual Settlement Payment	136	[1]
2010 [Member] | Florida [Member]
First Four States' Settlements
Annual Settlement Payment	440	[1]
2010 [Member] | Texas [Member]
First Four States' Settlements
Annual Settlement Payment	580	[1]
2010 [Member] | Minnesota [Member]
First Four States' Settlements
Annual Settlement Payment	204	[1]
2011 [Member]
Remaining States' Settlement
Annual Payments	8,004
Total	9,364
RAI's Operating Subsidiaries' Settlement Expenses and Payment Schedule
Settlement Expenses	2,435
Settlement cash payments	2,492
2011 [Member] | Mississippi [Member]
First Four States' Settlements
Annual Settlement Payment	136
2011 [Member] | Florida [Member]
First Four States' Settlements
Annual Settlement Payment	440
2011 [Member] | Texas [Member]
First Four States' Settlements
Annual Settlement Payment	580
2011 [Member] | Minnesota [Member]
First Four States' Settlements
Annual Settlement Payment	204
2012 and thereafter [Member]
Remaining States' Settlement
Annual Payments	8,004	[1]
Total	9,364
RAI's Operating Subsidiaries' Settlement Expenses and Payment Schedule
Projected settlement expenses	>2,400
Projected settlement cash payments	>2,400
2012 and thereafter [Member] | Mississippi [Member]
First Four States' Settlements
Annual Settlement Payment	136	[1]
2012 and thereafter [Member] | Florida [Member]
First Four States' Settlements
Annual Settlement Payment	440	[1]
2012 and thereafter [Member] | Texas [Member]
First Four States' Settlements
Annual Settlement Payment	580	[1]
2012 and thereafter [Member] | Minnesota [Member]
First Four States' Settlements
Annual Settlement Payment	$ 204	[1]

[1]	Subject to adjustments for changes in sales volume, inflation and other factors. All payments are to be allocated among the companies on the basis of relative market share. For further information, see "- State Settlement Agreements-Enforcement and Validity; Adjustments" below.
[2]	The Growers' Trust payments expired December 2010 and were offset by certain obligations resulting from the federal tobacco buyout legislation, not included in this table, signed in October 2004. See "- Tobacco Buyout Legislation and Related Litigation" below.